Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Impact Shares Trust I
Prospectus Date	rr_ProspectusDate	Aug. 24, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2018